SUBORDINATED DEBENTURES AND SBLF PREFERRED STOCK	12 Months Ended
Dec. 31, 2014
SUBORDINATED DEBENTURES AND SBLF PREFERRED STOCK

NOTE 10—SUBORDINATED DEBENTURES AND SBLF PREFERRED STOCK

In September 2005 and June 2006, the Company formed wholly owned subsidiary business trusts, County Bancorp Statutory Trust II (“Trust II”) and Statutory Trust III (“Trust III”) (together, the “Trusts”), which are both Delaware statutory trusts, for the purpose of issuing capital securities which qualify as Tier 1 capital of the Company. Trust II issued at par $6.0 million of floating rate capital securities in an exempt offering. The capital securities are nonvoting, mandatorily redeemable in 2035, and guaranteed by the Company. Trust III issued at par $6.0 million of floating rate capital securities in an exempt offering. The capital securities are nonvoting, mandatorily redeemable in 2036, and guaranteed by the Company.

The capital securities carry an interest rate identical to that of the related debentures. In Trust II, holders of capital securities are entitled to receive cumulative cash distributions, at a rate of 6.1% through September 2015, and a rate based on the three month LIBOR plus 1.53% thereafter through maturity. In Trust III, holders of capital securities are entitled to receive cumulative cash distributions, at a rate based on the three month LIBOR plus 1.69% through maturity, which was 1.93% as of December 31, 2014.

The distribution rate payable on the capital securities is cumulative and payable quarterly in arrears. The Company has the right, subject to events in default, to defer payments of interest on the debentures at any time by extending the interest payment period for a period not exceeding 20 consecutive quarters with respect to each deferral period, provided that no extension period may extend beyond the redemption or maturity dates of the debentures. The capital securities are subject to mandatory redemption upon payment of the debentures. Trust II and III mature on September 15, 2035 and June 15, 2036, respectively, may be called not earlier than September 15, 2015 and June 15, 2016, respectively, if certain conditions are met, or at any time within 180 days following the occurrence and continuation of certain changes in either tax treatment or the capital treatment of Trust II and Trust III, the debentures, or the capital securities. If the debentures are redeemed before they mature, the redemption price will be the principal amount plus any accrued but unpaid interest. The Company has the right to terminate Trust II and Trust III and cause the debentures to be distributed to the holders of the capital securities in liquidation of such Trusts.

The Company owns all of the outstanding common securities of Trust II and Trust III. The Trusts used the proceeds from the issuance of their capital securities to buy floating rate junior subordinated deferrable interest debentures (“debentures”) issued by the Company. These debentures are the Trusts’ only assets and interest payments from these debentures finance the distributions paid on the capital securities. These debentures are unsecured, rank junior, and are subordinate in the right of payment to all senior debt of the Company.

The capital securities of Trust II and Trust III have been structured to qualify as Tier 1 capital for regulatory purposes. However, the securities cannot be used to constitute more than 25 percent of the Company’s “core” Tier 1 capital according to regulatory requirements. The Company utilized the proceeds of the Trust II issuances for general corporate purposes and Trust III issuances to redeem the securities of County Bancorp Statutory Trust I.

The Small Business Lending Fund (SBLF) Preferred Stock qualifies as Tier 1 capital and will accrue noncumulative dividends, payable quarterly, on each January 1, April 1, July 1 and October 1. The dividend rate, as a percentage of the liquidation amount, fluctuated on a quarterly basis during the first 10 quarters during which the preferred stock was outstanding, based upon changes in the level of “Qualified Small Business Lending” (“QSBL”), by the Company’s subsidiary bank. The dividend rate was based upon the percentage change in QSBL between each dividend period and the baseline QSBL level, as determined in accordance with the Purchase Agreement.

Beginning with the fourth quarter of 2013, the dividend rate was fixed at an annualized 1.00% through the fourth quarter of 2015. If the SBLF Preferred Stock remains outstanding in the first quarter of 2016, the dividend rate will be fixed at 9%. Such dividends are not cumulative, but the Company may only declare and pay dividends on its common stock (or any other equity securities junior to the SBLF Preferred Stock) if it has declared and paid dividends for the current dividend period on the SBLF Preferred Stock, and will be subject to other restrictions on its ability to repurchase or redeem other securities.

The Company may redeem the shares of SBLF Preferred Stock, in whole or in part, at any time at a redemption price equal to the sum of the liquidation amount per share ($1,000 per share) and the per-share amount of any unpaid dividends for the then-current period, subject to any required prior approval by the Company’s primary federal banking regulator. The terms of the SBLF Preferred Stock impose limits on the ability of the Company to pay dividends and repurchase shares of common stock. Under the terms of the SBLF Preferred Stock, no repurchases may be effected, and no dividends may be declared or paid on preferred shares ranking pari passu with the SBLF Preferred Stock, junior preferred shares, or other junior securities (including the common stock) during the current quarter and for the next three quarters following the failure to declare and pay dividends on the SBLF Preferred Stock, except that, in any such quarter in which the dividend is paid, dividend payments on shares ranking pari passu may be paid to the extent necessary to avoid any resulting material covenant breach.